Share-based compensation - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended
	Mar. 22, 2021 shares	Mar. 31, 2022 USD ($) shares $ / shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 shares	Nov. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $		$ 13,398	$ 13,951
Share-based compensation expense | $		$ 13,398	13,951
Contractual term		10 years
Shares vested (in shares)		137,908
Number of share options outstanding in share-based payment arrangement (in shares)		8,429,506		6,640,200
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Contractual term		10 years
Number of instruments granted in share-based payment arrangement	1,867,076
Weighted-average grant-date fair value (in dollars per share) | $ / shares		$ 8.85
Awards vested and exercisable (in shares)		2,741,045
Weighted average strike price, vested and exercisable (in dollars per share) | $ / shares		$ 25.70
Weighted average remaining life, vested and exercisable		8 years 2 months 15 days
Share Options | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Share Options | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Share Options | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Share Options | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Number of instruments granted in share-based payment arrangement	570,340
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $		$ 13,910	$ 13,951
Number of shares reserved for issue under options and contracts for sale of shares		4,141,435			13,820,000
Share-based compensation expense | $		$ 109,376
2019 Equity Incentive Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $		$ 3,395